UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Cash Central Fund

August 31, 2018

MCC-QTLY-1018
1.805745.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 87.5%
	Principal Amount	Value
Alabama - 3.9%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.68% 9/7/18, VRDN (a)	$4,100,000	$4,100,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 1.59% 9/4/18, VRDN (a)(b)	1,200,000	1,200,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.55% 9/4/18, VRDN (a)	3,600,000	3,600,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.57% 9/4/18, VRDN (a)(b)	5,000,000	5,000,000
West Jefferson Indl. Dev. Series 2008, 1.68% 9/7/18, VRDN (a)	3,390,000	3,390,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.57% 9/4/18, VRDN (a)(b)	21,055,000	21,055,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.57% 9/4/18, VRDN (a)(b)	1,700,000	1,700,000
		40,045,000
Arizona - 2.8%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.62% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	28,000,000	28,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 1.6% 9/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,000,000	1,000,000
		29,000,000
Arkansas - 0.8%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.77% 9/7/18, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 1.76% 9/7/18, VRDN (a)(b)	6,000,000	6,000,000
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.68% 9/7/18, LOC Fannie Mae, VRDN (a)	770,000	770,000
		8,170,000
California - 1.3%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Irvine Apt. Cmntys. LP Proj.) Series 2001 W3, 1.42% 9/4/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	13,500,000	13,500,000
Connecticut - 3.8%
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2018 C, 1.57% 9/7/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	5,600,000	5,600,000
Series 2017 C, 1.57% 9/7/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	15,000,000	15,000,000
Series D, 1.57% 9/7/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	18,000,000	18,000,000
		38,600,000
Delaware - 1.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.66% 9/4/18, VRDN (a)(b)	11,000,000	11,000,000
Series 1999 B, 1.74% 9/7/18, VRDN (a)(b)	2,400,000	2,400,000
		13,400,000
District Of Columbia - 0.4%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche II, 1.54% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	4,350,000	4,350,000
Florida - 5.1%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.59% 9/4/18, VRDN (a)(b)	22,860,000	22,860,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.51% 9/4/18, VRDN (a)	2,100,000	2,100,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 1.57% 9/4/18, LOC Bank of America NA, VRDN (a)	1,390,000	1,390,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2016 A, 1.59% 9/4/18, VRDN (a)(b)	5,510,000	5,510,000
1.59% 9/4/18, VRDN (a)(b)	8,190,000	8,190,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.54% 9/4/18, VRDN (a)	7,300,000	7,300,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 1.57% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,175,000	5,175,000
		52,525,000
Georgia - 2.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.93% 9/4/18, VRDN (a)(b)	4,910,000	4,910,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Georgia Gen. Resolution Projs.) Series 1985 C, 1.54% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	4,860,000	4,860,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 1.9% 9/4/18, VRDN (a)	7,000,000	7,000,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 1.59% 9/4/18, VRDN (a)(b)	5,385,000	5,385,000
FHLMC Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.62% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	6,610,000	6,610,000
		28,765,000
Illinois - 2.6%
Chicago Midway Arpt. Rev. Series 2014 C, 1.6% 9/7/18, LOC Barclays Bank PLC, VRDN (a)(b)	3,100,000	3,100,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 1.59% 9/7/18, LOC Bayerische Landesbank, VRDN (a)(b)	3,770,000	3,770,000
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 1.58% 9/7/18, LOC BMO Harris Bank NA, VRDN (a)	7,000,000	7,000,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 1.5% 9/4/18, LOC Bank of America NA, VRDN (a)	6,790,000	6,790,000
Series 2011 A, 1.5% 9/4/18, LOC Bank of America NA, VRDN (a)	5,200,000	5,200,000
FHLMC Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.62% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	1,310,000	1,310,000
		27,170,000
Indiana - 1.7%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.6% 9/7/18, VRDN (a)(b)(c)	600,000	600,000
Series 2003 B, 1.75% 9/7/18, VRDN (a)(b)	6,300,000	6,300,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. HealthCare Proj.) Series 2011 B, 1.54% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	6,300,000	6,300,000
Series 2016 B, 1.55% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,400,000	2,400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 9/7/18, VRDN (a)	1,600,000	1,600,000
Series I, 1.67% 9/7/18, VRDN (a)	700,000	700,000
		17,900,000
Iowa - 0.2%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.63% 9/7/18, VRDN (a)(b)(d)	600,000	600,000
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.) Series 2004, 1.52% 9/4/18, LOC BMO Harris Bank NA, VRDN (a)	1,200,000	1,200,000
		1,800,000
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 1.52% 9/4/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	295,000	295,000
Kentucky - 1.7%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 1.67% 9/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,200,000	4,200,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 1.66% 9/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	11,000,000	11,000,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.65% 9/7/18, VRDN (a)(b)	1,800,000	1,800,000
		17,000,000
Louisiana - 7.4%
East Baton Rouge Parish Solid Waste Series 1998, 1.57% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	4,080,000	4,080,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2008 A, 1.53% 9/4/18, VRDN (a)	21,500,000	21,500,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 1.56% 9/4/18, VRDN (a)(b)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.) Series 1993, 1.56% 9/4/18, VRDN (a)(b)	22,000,000	22,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.73% 9/7/18, VRDN (a)	200,000	200,000
		75,780,000
Maryland - 1.0%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 1.57% 9/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	9,950,000	9,950,000
Michigan - 2.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.54% 9/4/18, VRDN (a)	22,150,000	22,150,000
Minnesota - 0.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 1.57% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 1.57% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,520,000	2,520,000
		4,520,000
Mississippi - 5.0%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 1.62% 9/4/18, VRDN (a)(b)	18,100,000	18,100,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 1.54% 9/4/18 (Chevron Corp. Guaranteed), VRDN (a)	16,000,000	16,000,000
Series 2011 E, 1.54% 9/4/18, VRDN (a)	17,190,000	17,190,000
		51,290,000
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series 2003 B, 1.5% 9/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,200,000	2,200,000
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 1.55% 9/4/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,200,000	3,200,000
		5,400,000
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2015 D, 1.6% 9/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,020,000	1,020,000
Series 2018 D, 1.62% 9/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,515,000	2,515,000
		3,535,000
Nevada - 2.6%
Clark County Indl. Dev. Rev.:
(Southwest Gas Corp. Proj.) 1.6% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,600,000	3,600,000
Series 2008 A, 1.59% 9/7/18, LOC MUFG Union Bank NA, VRDN (a)(b)	22,900,000	22,900,000
		26,500,000
New Jersey - 0.7%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 1.59% 9/7/18, LOC Citibank NA, VRDN (a)(b)	7,500,000	7,500,000
New York - 16.8%
New York City Gen. Oblig.:
Series 2006 E2, 1.52% 9/4/18, LOC Bank of America NA, VRDN (a)	12,330,000	12,330,000
Series 2006 I3, 1.52% 9/4/18, LOC Bank of America NA, VRDN (a)	8,260,000	8,260,000
Series 2013 A2, 1.57% 9/4/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,300,000	5,300,000
Series 2013 A3, 1.57% 9/4/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	11,800,000	11,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 1.57% 9/4/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	27,890,000	27,890,000
Series 2003 F1A, 1.53% 9/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,600,000	3,600,000
Series 2015 BB4, 1.55% 9/4/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,270,000	1,270,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 C4, 1.57% 9/4/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	9,000,000	9,000,000
Series 2014 B3, 1.55% 9/4/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,465,000	7,465,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 1.57% 9/4/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	13,600,000	13,600,000
Series 2002 A, 1.57% 9/4/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	28,795,000	28,795,000
(455 West 37th Street Hsg. Proj.) Series A, 1.57% 9/4/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	17,250,000	17,250,000
(505 West 37th Street Proj.) Series 2008 A, 1.5% 9/4/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	15,460,000	15,460,000
Series 2014 A, 1.5% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	6,000,000	6,000,000
FNMA New York Hsg. Fin. Agcy. Rev. (1500 Lexington Avenue Proj.) Series A, 1.59% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	4,900,000	4,900,000
		172,920,000
Oregon - 1.5%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.62% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	15,000,000	15,000,000
Pennsylvania - 0.7%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.66% 9/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
Philadelphia Arpt. Rev. Series 2005 C1, 1.59% 9/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	5,750,000	5,750,000
		7,320,000
South Carolina - 3.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.77% 9/7/18, VRDN (a)(b)	100,000	100,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 1.57% 9/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	33,265,000	33,265,000
		33,365,000
Tennessee - 0.7%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2005, 1.55% 9/4/18, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. Series 2008, 1.55% 9/4/18, LOC Bank of America NA, VRDN (a)	4,970,000	4,970,000
		6,970,000
Texas - 8.9%
Austin Arpt. Sys. Rev. Series 2005 3, 1.58% 9/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	9,950,000	9,950,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A:
1.57% 9/4/18, LOC Bank of Nova Scotia, VRDN (a)(b)	12,500,000	12,500,000
1.57% 9/4/18, LOC Bank of Nova Scotia, VRDN (a)(b)	7,300,000	7,300,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 1.57% 9/4/18, VRDN (a)(b)	4,800,000	4,800,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Corp. Proj.) Series 2003, 1.55% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	20,000,000	20,000,000
(Exxon Mobil Proj.) Series 2002, 1.55% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	9,530,000	9,530,000
(ExxonMobil Proj.) Series 2001 A, 1.57% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,285,000	1,285,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.77% 9/7/18, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Mobil Oil Corp. Proj.) Series 1999, 1.55% 9/4/18, VRDN (a)(b)	16,400,000	16,400,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 1.61% 9/7/18, VRDN (a)(b)	5,400,000	5,400,000
		92,115,000
Virginia - 4.0%
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.62% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1995, 1.57% 9/4/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	8,700,000	8,700,000
Series 1996 A, 1.57% 9/4/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 1.57% 9/4/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,300,000	9,300,000
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 1.62% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,620,000	1,620,000
Series 2006, 1.62% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,450,000	2,450,000
		41,270,000
Washington - 0.3%
Port of Seattle Rev. Series 1997, 1.64% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	3,300,000	3,300,000
West Virginia - 2.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.73% 9/7/18, VRDN (a)(b)	4,200,000	4,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.72% 9/7/18, VRDN (a)(b)	4,200,000	4,200,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 C, 1.55% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	16,700,000	16,700,000
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.62% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	580,000	580,000
		25,680,000
Wyoming - 0.4%
Converse County Envir. Impt. Rev. Series 1995, 1.64% 9/7/18, VRDN (a)(b)	3,100,000	3,100,000
Converse County Poll. Cont. Rev. (Pacificorp Projs.) Series 1992, 1.6% 9/7/18, VRDN (a)(d)	800,000	800,000
		3,900,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $900,985,000)		900,985,000

Tender Option Bond - 10.1%
California - 1.0%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	3,000,000	3,000,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 15 XF 0234, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	1,050,000	1,050,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2015 XF 1033, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(e)	4,840,000	4,840,000
Univ. of California Revs. Participating VRDN Series Floaters XG 00 61, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	1,000,000	1,000,000
		9,890,000
Colorado - 0.3%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	2,815,000	2,815,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,000,000	3,000,000
Series Floaters 014, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,700,000	2,700,000
		5,700,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XM 05 52, 1.64% 9/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(e)	800,000	800,000
Florida - 0.3%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,100,000	3,100,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(g)	100,000	99,978
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.81%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	300,000	300,000
		3,499,978
Georgia - 0.1%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(g)	1,000,000	1,000,000
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.63% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	1,100,000	1,100,000
Illinois - 0.3%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.71% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(e)	400,000	400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(e)	1,600,000	1,600,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XX 10 81, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(e)	1,300,000	1,300,000
		3,300,000
Iowa - 0.2%
Iowa St Spl. Oblig. Participating VRDN Series Floaters XX 10 56, 1.64% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(e)	1,775,000	1,775,000
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	300,000	300,000
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	200,000	200,000
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	400,000	400,000
		600,000
Massachusetts - 0.3%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.74%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)(f)(g)	3,346,000	3,346,000
Montana - 0.6%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	6,000,000	6,000,000
New Jersey - 0.0%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.66% 9/7/18 (Liquidity Facility Bank of America NA) (a)(b)(e)	300,000	300,000
New York - 2.7%
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 1.53% 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,000,000	6,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 1.54% 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	14,500,000	14,500,000
Series Floaters 2018 E125, 1.54% 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	4,800,000	4,800,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Floaters E120, 1.53% 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	2,200,000	2,200,000
		27,500,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	985,000	985,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,100,000	1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	100,000	100,000
		2,185,000
Pennsylvania - 0.7%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 1.53% 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,400,000	6,400,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	900,000	900,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)(g)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)(g)	300,000	300,000
		7,700,000
Tennessee - 1.4%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Solar 17 11, SIFMA Municipal Swap Index + 0.050% 1.56% 9/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(g)	14,600,000	14,600,000
Texas - 0.5%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	200,000	200,000
Series Floaters 014, 1.79% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	1,225,000	1,225,000
Texas Gen. Oblig. Participating VRDN Series Floaters XM 04 05, 1.59% 9/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	3,750,000	3,750,000
		5,175,000
Washington - 0.3%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 1.66% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)	800,000	800,000
Series Floaters ZM 06 69, 1.64% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)	600,000	600,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.64% 9/7/18 (Liquidity Facility Bank of America NA) (a)(b)(e)	310,000	310,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 81, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(e)	1,670,000	1,670,000
		3,380,000
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.74% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)(f)(g)	3,500,000	3,500,000
TOTAL TENDER OPTION BOND
(Cost $104,466,000)		104,465,978

Other Municipal Security - 2.4%
Georgia - 1.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(g)	5,040,000	5,040,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(g)	10,130,000	10,130,000
		15,170,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.73% tender 9/11/18, CP mode	500,000	499,995
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2018:
1.7% tender 9/24/18, CP mode	700,000	699,951
1.8% tender 10/5/18, CP mode	400,000	399,988
		1,099,939
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90A:
1.8% tender 9/27/18, CP mode (b)	3,100,000	3,099,783
1.85% tender 10/5/18, CP mode (b)	1,100,000	1,099,967
Series 90B, 1.6% tender 9/13/18, CP mode	1,300,000	1,299,974
Series A1, 1.75% tender 9/6/18, CP mode (b)	2,600,000	2,600,000
		8,099,724
TOTAL OTHER MUNICIPAL SECURITY
(Cost $24,870,000)		24,869,658
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,030,321,000)		1,030,320,636
NET OTHER ASSETS (LIABILITIES) - 0.0%		33,141
NET ASSETS - 100%		$1,030,353,777

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,056,000 or 2.3% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$900,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$3,100,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	6/7/18	$200,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 014, 1.79% 10/12/18 (Liquidity Facility Barclays Bank PLC)	7/12/18 - 8/15/18	$1,225,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.81%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$300,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.74%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$3,346,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$985,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$6,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	8/3/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	8/2/18	$300,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.74% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$3,500,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Cash Central Fund

August 31, 2018

TCC-QTLY-1018
1.805760.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 8.6%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 8.6%
Bayerische Landesbank
9/4/18 to 9/10/18	2.04%	$661,000,000	$660,997,988
Landesbank Baden-Wuerttemberg New York Branch
9/4/18 to 9/10/18	2.06	2,173,725,000	2,173,725,232
Swedbank AB
9/5/18 to 9/10/18	1.96	958,000,000	958,009,534
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,792,725,000)			3,792,732,754

Financial Company Commercial Paper - 2.0%
Bayerische Landesbank
9/7/18	2.04	44,325,000	44,307,416
BNP Paribas Dublin Branch
9/6/18	1.95	121,000,000	120,960,957
The Toronto-Dominion Bank
9/7/18	1.96	702,000,000	701,734,363
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $867,047,839)			867,002,736

Asset Backed Commercial Paper - 0.1%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)
9/4/18
(Cost $45,992,487)	1.96	46,000,000	45,989,972

U.S. Treasury Debt - 30.9%
U.S. Treasury Obligations - 30.9%
U.S. Treasury Bills
9/6/18 to 10/4/18
(Cost $13,541,428,079)	1.90 to 1.95	13,555,000,000	13,543,665,189

U.S. Government Agency Debt - 14.4%
Federal Agencies - 14.4%
Federal Home Loan Bank
9/4/18 to 9/28/18
(Cost $6,326,181,341)	1.90 to 1.94 (b)	6,331,510,000	6,327,095,666

Non-Negotiable Time Deposit - 22.7%
Time Deposits - 22.7%
Barclays Bank PLC
9/4/18	1.97	2,173,330,000	2,173,330,000
Credit Agricole CIB
9/4/18	1.91	1,088,000,000	1,088,000,000
9/4/18 to 9/7/18	2.03	512,550,000	512,548,325
Fifth Third Bank
9/4/18	1.93	700,000,000	700,000,000
ING Bank NV
9/6/18 to 9/7/18	1.96	975,500,000	975,496,374
Mizuho Corporate Bank Ltd.
9/5/18 to 9/7/18	1.96	1,017,000,000	1,016,996,558
Northern Trust Co. Chicago (TD)
9/4/18	1.90	1,326,000,000	1,326,000,000
Skandinaviska Enskilda Banken AB
9/4/18	1.91	793,000,000	793,000,000
9/4/18	1.91	1,381,000,000	1,381,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $9,966,380,000)			9,966,371,257

Other Instrument - 3.0%
Corporate Bonds - 3.0%
International Bank for Reconstruction & Development
9/13/18 to 9/14/18
(Cost $1,295,032,500)	2.16	1,296,000,000	1,295,336,448

U.S. Government Agency Repurchase Agreement - 3.7%
	Maturity Amount	Value
In a joint trading account at:
1.95% dated 8/31/18 due 9/4/18 (Collaterized by U.S. Government Obligations) #	$606,235,323	$606,104,000
1.95% dated 8/31/18 due 9/4/18 (Collaterized by U.S. Government Obligations) #	867,457,909	867,270,000
With Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.07%, dated 8/29/18 due 10/29/18 (Collateralized by U.S. Government Obligations valued at $152,032,433, 3.00% - 5.00%, 10/1/25 - 9/1/48)	149,522,618	149,000,402
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,622,374,000)		1,622,374,402

U.S. Treasury Repurchase Agreement - 11.3%
With:
Barclays Bank PLC at:
1.94%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $179,558,765, 1.00% - 1.63%, 10/15/19 - 5/15/26)	176,037,938	176,000,000
1.95%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $1,791,508,126, 0.75% - 3.63%, 10/31/18 - 5/15/27)	1,756,380,467	1,756,000,000
Commerz Markets LLC at 1.99%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $487,667,835, 1.63% - 3.75%, 10/31/24 - 11/15/44)	478,105,691	477,999,952
Credit Suisse AG, New York at 1.95%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $365,239,120, 0.00% - 2.38%, 10/31/18 - 11/15/24)	358,077,567	358,000,000
MUFG Securities (Canada), Ltd. at 1.97%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $119,366,134, 1.38% - 2.75%, 4/30/20 - 11/15/26)	117,025,610	117,000,000
SMBC Nikko Securities America, Inc. at 1.97%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $285,524,242, 2.38% - 3.13%, 5/15/21 - 6/30/25)	280,061,289	280,000,000
TD Securities (U.S.A.) at 1.95%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $1,846,087,604, 0.00% - 6.13%, 10/11/18 - 5/15/48)	1,800,390,000	1,800,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $4,965,000,000)		4,964,999,952
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $42,422,161,246)		42,425,568,376
NET OTHER ASSETS (LIABILITIES) - 3.3%		1,434,487,316
NET ASSETS - 100%		$43,860,055,692

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$606,104,000 due 9/04/18 at 1.95%
HSBC Securities (USA), Inc.	$250,000,000
ING Financial Markets LLC	148,000,000
J.P. Morgan Securities, Inc.	208,104,000
$606,104,000
$867,270,000 due 9/04/18 at 1.95%
J.P. Morgan Securities, Inc.	1,115,950
Wells Fargo Securities LLC	866,154,050
$867,270,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Free Cash Central Fund

August 31, 2018

TFC-QTLY-1018
1.805752.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 78.1%
	Principal Amount	Value
Alabama - 3.6%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 1.6% 9/4/18, VRDN (a)	$26,465,000	$26,465,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.68% 9/7/18, VRDN (a)	1,400,000	1,400,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.55% 9/4/18, VRDN (a)	8,150,000	8,150,000
West Jefferson Indl. Dev. Series 2008, 1.68% 9/7/18, VRDN (a)	1,200,000	1,200,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 1.48% 9/4/18, VRDN (a)	10,150,000	10,150,000
		47,365,000
Alaska - 5.2%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series B, 1.54% 9/4/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	16,635,000	16,635,000
(Greater Fairbanks Cmnty. Hosp. Foundation) Series A, 1.54% 9/4/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	17,650,000	17,650,000
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.61% 9/7/18, VRDN (a)	11,600,000	11,600,000
(Exxon Pipeline Co. Proj.) Series 1985, 1.52% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	11,000,000	11,000,000
(ExxonMobil Proj.) Series 2001, 1.52% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	7,970,000	7,970,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.62% 9/7/18, VRDN (a)	2,800,000	2,800,000
Series 1994 C, 1.6% 9/7/18, VRDN (a)	1,700,000	1,700,000
		69,355,000
Arizona - 0.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 1.55% 9/7/18, VRDN (a)	1,710,000	1,710,000
Arizona Health Facilities Auth. Rev. Series 2015 B, 1.48% 9/4/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,230,000	3,230,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.61% 9/7/18, VRDN (a)	100,000	100,000
		5,040,000
California - 4.6%
Irvine Impt. Bond Act of 1915 (Assessment District #97-17 Proj.) 1.3% 9/4/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	10,889,000	10,889,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A1, 1.34% 9/4/18 (Liquidity Facility Bank of America NA), VRDN (a)	7,615,000	7,615,000
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 1.3% 9/4/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	42,300,000	42,300,000
		60,804,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Series 2016 C, 1.67% 9/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	6,200,000	6,200,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.79% 9/7/18, VRDN (a)	500,000	500,000
District Of Columbia - 0.6%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 1.43% 9/4/18, LOC TD Banknorth, NA, VRDN (a)	7,820,000	7,820,000
Florida - 4.3%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.59% 9/4/18, VRDN (a)	3,400,000	3,400,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.51% 9/4/18, VRDN (a)	7,100,000	7,100,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.59% 9/4/18, VRDN (a)	23,550,000	23,550,000
Lakeland Edl. Facilities Rev. (Southern College Proj.) Series 2012 B, 1.55% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	3,185,000	3,185,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.54% 9/4/18, VRDN (a)	19,900,000	19,900,000
		57,135,000
Georgia - 1.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 1.9% 9/4/18, VRDN (a)	8,700,000	8,700,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Georgia Gen. Resolution Projs.) Series 1985 C, 1.54% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	8,990,000	8,990,000
		17,690,000
Illinois - 5.2%
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 1.58% 9/7/18, LOC BMO Harris Bank NA, VRDN (a)	12,940,000	12,940,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 1.57% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	16,350,000	16,350,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2010 A, 1.5% 9/4/18, LOC Bank of America NA, VRDN (a)	29,560,000	29,560,000
Series 2010 B, 1.54% 9/4/18, LOC Wells Fargo Bank NA, VRDN (a)	780,000	780,000
Series 2009 D1, 1.53% 9/4/18, LOC PNC Bank NA, VRDN (a)	4,000,000	4,000,000
Series 2011 A, 1.5% 9/4/18, LOC Bank of America NA, VRDN (a)	5,450,000	5,450,000
		69,080,000
Indiana - 1.9%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 1.55% 9/4/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	9,000,000	9,000,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 I, 1.53% 9/4/18, LOC Barclays Bank PLC, VRDN (a)	2,700,000	2,700,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 1.55% 9/7/18, LOC Bank of America NA, VRDN (a)	1,690,000	1,690,000
(Indiana Univ. HealthCare Proj.) Series 2011 B, 1.54% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	6,665,000	6,665,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 1.56% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,400,000	1,400,000
Series 2016 B, 1.55% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,725,000	2,725,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 9/7/18, VRDN (a)	700,000	700,000
Series I, 1.67% 9/7/18, VRDN (a)	600,000	600,000
		25,480,000
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 1.43% 9/4/18, LOC MUFG Union Bank NA, VRDN (a)	1,850,000	1,850,000
Series 2013 B2, 1.48% 9/4/18, LOC MUFG Union Bank NA, VRDN (a)	2,485,000	2,485,000
		4,335,000
Kansas - 0.2%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 1.52% 9/4/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,000,000	3,000,000
Louisiana - 4.1%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 1.52% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	14,140,000	14,140,000
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 1.52% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	6,150,000	6,150,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2007, 1.54% 9/4/18, VRDN (a)	2,000,000	2,000,000
Series 2008 A, 1.53% 9/4/18, VRDN (a)	17,600,000	17,600,000
Series 2010, 1.57% 9/7/18, VRDN (a)	5,600,000	5,600,000
(Christus Health Proj.) Series 2008 B, 1.57% 9/7/18, VRDN (a)	1,500,000	1,500,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 1.54% 9/4/18, VRDN (a)	3,000,000	3,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.73% 9/7/18, VRDN (a)	1,060,000	1,060,000
Series 2010 B1, 1.73% 9/7/18, VRDN (a)	3,100,000	3,100,000
		54,150,000
Massachusetts - 1.5%
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 1.41% 9/4/18, LOC JPMorgan Chase Bank, VRDN (a)	9,870,000	9,870,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 1.5% 9/4/18, LOC TD Banknorth, NA, VRDN (a)	5,520,000	5,520,000
(Harvard Univ. Proj.) Series R, 1.32% 9/4/18, VRDN (a)	4,075,000	4,075,000
		19,465,000
Michigan - 1.3%
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.54% 9/4/18, VRDN (a)	16,785,000	16,785,000
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2009 B1, 1.46% 9/4/18, LOC JPMorgan Chase Bank, VRDN (a)	1,585,000	1,585,000
Series 2009 B2, 1.43% 9/4/18, LOC JPMorgan Chase Bank, VRDN (a)	3,250,000	3,250,000
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 1.57% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,700,000	2,700,000
		7,535,000
Mississippi - 4.1%
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 1.54% 9/4/18 (Chevron Corp. Guaranteed), VRDN (a)	28,800,000	28,800,000
Series 2011 E, 1.54% 9/4/18, VRDN (a)	17,730,000	17,730,000
Series 2011 G, 1.56% 9/4/18, VRDN (a)	7,400,000	7,400,000
		53,930,000
Missouri - 3.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 1.43% 9/4/18, LOC Barclays Bank PLC, VRDN (a)	17,005,000	17,005,000
(Washington Univ. Proj.) Series 2003 B, 1.5% 9/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,800,000	2,800,000
Series 2013 B, 1.52% 9/4/18, LOC Bank of America NA, VRDN (a)	3,230,000	3,230,000
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 1.55% 9/4/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,835,000	18,835,000
		41,870,000
Pennsylvania, New Jersey - 0.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 B, 1.53% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	3,950,000	3,950,000
New York - 19.3%
New York City Gen. Oblig.:
Series 2006 I8, 1.53% 9/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,000,000	2,000,000
Series 2012 G6, 1.52% 9/4/18 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	1,200,000	1,200,000
Series 2013 A2, 1.57% 9/4/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	9,700,000	9,700,000
Series 2013 A3, 1.57% 9/4/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,800,000	3,800,000
Series 2017 A-7, 1.57% 9/4/18 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	23,325,000	23,325,000
Series 2018 B, 1.55% 9/4/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	10,320,000	10,320,000
Series 2104 1, 1.47% 9/4/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,000,000	6,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 F1A, 1.53% 9/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	4,480,000	4,480,000
Series 2007 CC2, 1.52% 9/4/18 (Liquidity Facility Bank of Montreal), VRDN (a)	2,800,000	2,800,000
Series 2009 BB2, 1.58% 9/4/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	17,510,000	17,510,000
1.55% 9/4/18 (Liquidity Facility PNC Bank NA), VRDN (a)	7,500,000	7,500,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 C4, 1.57% 9/4/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,000,000	5,000,000
Series 2010, 1.56% 9/4/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	17,050,000	17,050,000
Series 2014 B3, 1.55% 9/4/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	17,000,000	17,000,000
Series 2014, 1.57% 9/4/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,225,000	2,225,000
Series 2018 A4, 1.47% 9/4/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,350,000	12,350,000
New York Dorm. Auth. Revs. (Northern Westchester Hosp. Assoc. Proj.) Series 2009, 1.53% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	1,010,000	1,010,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 1.48% 9/4/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,500,000	16,500,000
Series 2009 B, 1.48% 9/4/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	45,800,000	45,800,000
Series 2013 A, 1.54% 9/4/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,700,000	1,700,000
Series 2014 A, 1.5% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	6,895,000	6,895,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F, 1.48% 9/4/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	33,870,000	33,870,000
Series 2005 B, 1.52% 9/4/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,810,000	4,810,000
FHLMC New York Hsg. Fin. Agcy. Rev. Series 2008 A, 1.54% 9/7/18, LOC Freddie Mac, VRDN (a)	2,900,000	2,900,000
		255,745,000
North Carolina - 0.5%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 1.49% 9/7/18 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,455,000	3,455,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 1.5% 9/4/18, LOC TD Banknorth, NA, VRDN (a)	2,555,000	2,555,000
		6,010,000
Ohio - 0.2%
Montgomery County Hosp. Rev. (Miami Valley Hosp. Proj.) Series 2016 D, 1.53% 9/4/18, LOC Barclays Bank PLC, VRDN (a)	3,200,000	3,200,000
Pennsylvania - 1.4%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.66% 9/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.57% 9/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,730,000	11,730,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series C, 1.53% 9/7/18, LOC Barclays Bank PLC, VRDN (a)	7,000,000	7,000,000
		19,125,000
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 1.54% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	8,755,000	8,755,000
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 1.55% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,200,000	1,200,000
		9,955,000
Tennessee - 4.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2005, 1.55% 9/4/18, LOC Bank of America NA, VRDN (a)	31,915,000	31,915,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Proj.):
Series 2002, 1.55% 9/4/18, LOC Bank of America NA, VRDN (a)	9,325,000	9,325,000
Series 2004, 1.55% 9/4/18, LOC Bank of America NA, VRDN (a)	7,760,000	7,760,000
Series 2008, 1.55% 9/4/18, LOC Bank of America NA, VRDN (a)	11,185,000	11,185,000
		60,185,000
Texas - 4.5%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 1.42% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,100,000	2,100,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. 1.52% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	10,170,000	10,170,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 1.43% 9/4/18, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 1.52% 9/4/18, VRDN (a)	4,500,000	4,500,000
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (ExxonMobil Proj.) Series 2012, 1.54% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	3,500,000	3,500,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.62% 9/7/18 (Total SA Guaranteed), VRDN (a)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2005, 1.54% 9/4/18 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	12,400,000	12,400,000
Series 2010 A, 1.62% 9/7/18 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 1.62% 9/7/18 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.62% 9/7/18 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 1.43% 9/4/18, LOC TD Banknorth, NA, VRDN (a)	7,250,000	7,250,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 1.5% 9/4/18, LOC TD Banknorth, NA, VRDN (a)	7,985,000	7,985,000
		59,205,000
Utah - 1.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.58% 9/7/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	7,105,000	7,105,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series C, 1.43% 9/4/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,620,000	9,620,000
		16,725,000
Virginia - 0.7%
Loudoun County Indl. Dev. Auth. Series 2013 A, 1.52% 9/7/18, VRDN (a)	3,265,000	3,265,000
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016 B, 1.53% 9/7/18, VRDN (a)	5,695,000	5,695,000
		8,960,000
Washington - 0.2%
FHLMC Vancouver Hsg. Auth. Rev. Series 2008, 1.57% 9/7/18, LOC Freddie Mac, VRDN (a)	3,130,000	3,130,000
West Virginia - 1.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 C, 1.55% 9/7/18, LOC TD Banknorth, NA, VRDN (a)	17,800,000	17,800,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (Pacificorp Projs.) Series 1992, 1.6% 9/7/18, VRDN (a)(c)	800,000	800,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.66% 9/7/18, VRDN (a)	630,000	630,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.6% 9/7/18, VRDN (a)	300,000	300,000
Series 1992 B, 1.6% 9/7/18, VRDN (a)	100,000	100,000
		1,830,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,033,359,000)		1,033,359,000

Tender Option Bond - 21.3%
Arizona - 0.1%
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	500,000	500,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,200,000	1,200,000
		1,700,000
California - 0.3%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,700,000	1,700,000
Culver City California Unified School District Participating VRDN Series Solar 17 10, SIFMA Municipal Swap Index + 0.030% 1.45% 9/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati)(a)(d)(e)	1,400,000	1,400,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	600,000	600,000
		3,700,000
Colorado - 3.4%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	900,000	900,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,200,000	1,200,000
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	1,500,000	1,500,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	200,000	200,000
JPMorgan Chase Participating VRDN Series 5008, 1.47% 9/4/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	40,725,000	40,725,000
		44,525,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	1,000,000	1,000,000
District Of Columbia - 0.0%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	400,000	400,000
Florida - 0.7%
Central Fla Expwy Auth. Rev. Participating VRDN:
Series Floaters 004, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	3,700,000	3,700,000
Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,800,000	4,800,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	100,000	99,978
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	500,000	500,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	400,000	400,000
		9,499,978
Georgia - 0.2%
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.62% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,100,000	1,100,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	500,000	500,000
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,300,000	1,300,000
		2,900,000
Illinois - 0.5%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000,000	1,000,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.71% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,700,000	1,700,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 1.61% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,100,000	2,100,000
Series Floaters XX 10 81, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,400,000	1,400,000
Series Floaters YX 10 86, 1.62% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	600,000	600,000
		6,900,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	650,000	650,000
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	246,500	246,500
Louisiana - 0.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.61% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	3,500,000	3,500,000
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	200,000	200,000
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,200,000	1,200,000
		1,400,000
Massachusetts - 0.7%
Massachusetts Gen. Oblig.:
Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.61%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	4,200,000	4,200,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.74%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	904,000	904,000
Participating VRDN Series Floaters XM 06 66, 1.58% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	4,620,000	4,620,000
		9,724,000
Michigan - 0.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,300,000	4,300,000
Missouri - 0.1%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.61% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,465,000	1,465,000
Montana - 0.2%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	3,000,000	3,000,000
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,300,000	1,300,000
Series Floaters XX 10 04, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,185,000	1,185,000
		2,485,000
Nevada - 0.1%
Clark County Fuel Tax Participating VRDN Series Floaters XF 25 80, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,400,000	1,400,000
New Jersey - 0.2%
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	300,000	300,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,700,000	1,700,000
		2,000,000
New York - 5.2%
JPMorgan Chase Participating VRDN Series Putters 5012, 1.47% 9/4/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	45,630,000	45,630,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 1.54% 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	15,500,000	15,500,000
Series Floaters 2018 E125, 1.54% 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,200,000	5,200,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Floaters E120, 1.53% 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,800,000	2,800,000
		69,130,000
Ohio - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	495,000	495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	400,000	400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(f)	200,000	200,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.59% 9/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	500,000	500,000
		1,695,000
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	600,000	600,000
Pennsylvania - 3.3%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Floaters E 111, 1.53% 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	13,290,000	13,290,000
Series Putters 5011, 1.47% 9/4/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,900,000	23,900,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	4,000,000	4,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	600,000	600,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)(a)(d)(f)	200,000	200,000
		42,990,000
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series 2018 Floaters XL 00 79, 1.59% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	600,000	600,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2017 XF 2425, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,575,000	2,575,000
		3,175,000
Texas - 3.1%
Conroe Independent School District Participating VRDN Series 2016 15, SIFMA Municipal Swap Index + 0.050% 1.54% 9/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	13,580,000	13,580,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	400,000	400,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	1,400,000	1,400,000
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	900,000	900,000
JPMorgan Chase Participating VRDN Series Putter 50 18, 1.47% 9/4/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	22,025,000	22,025,000
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.6% 9/7/18 (Liquidity Facility Bank of America NA) (a)(d)	300,000	300,000
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,300,000	1,300,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.59% 9/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	1,200,000	1,200,000
		41,105,000
Utah - 0.0%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.61% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	600,000	600,000
Vermont - 0.1%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	660,000	660,000
Virginia - 0.2%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	2,075,000	2,075,000
Washington - 1.3%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	15,775,000	15,775,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 81, 1.62% 9/7/18 (Liquidity Facility Citibank NA) (a)(d)	1,600,000	1,600,000
		17,375,000
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.74% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	900,000	900,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	300,000	300,000
		1,200,000
TOTAL TENDER OPTION BOND
(Cost $281,400,500)		281,400,478

Other Municipal Security - 0.6%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,480,000	1,480,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	4,035,000	4,035,000
		5,515,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.73% tender 9/11/18, CP mode	500,000	499,995
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2018:
1.7% tender 9/24/18, CP mode	700,000	699,951
1.8% tender 10/5/18, CP mode	400,000	399,988
		1,099,939
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 90B, 1.6% tender 9/13/18, CP mode	1,300,000	1,299,974
TOTAL OTHER MUNICIPAL SECURITY
(Cost $8,415,000)		8,414,908
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,323,174,500)		1,323,174,386
NET OTHER ASSETS (LIABILITIES) - 0.0%		(112,380)
NET ASSETS - 100%		$1,323,062,006

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,889,000 or 0.8% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,999,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$1,000,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 2/27/18	$3,700,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$1,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	6/7/18 - 8/6/18	$400,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$1,400,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.74%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$904,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$495,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$3,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$600,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	8/2/18	$200,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.74% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$900,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Securities Lending Cash Central Fund

August 31, 2018

CCC-QTLY-1018
1.805768.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 9.0%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 9.0%
Bayerische Landesbank
9/4/18 to 9/10/18	2.04%	$293,000,000	$292,999,121
Landesbank Baden-Wuerttemberg New York Branch
9/4/18 to 9/10/18	2.06	921,025,000	921,025,094
Swedbank AB
9/5/18 to 9/10/18	1.96	407,415,000	407,419,052
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,621,440,000)			1,621,443,267

Financial Company Commercial Paper - 2.0%
Bayerische Landesbank
9/7/18	2.04	19,000,000	18,992,463
BNP Paribas Dublin Branch
9/6/18	1.95	51,968,000	51,951,231
The Toronto-Dominion Bank
9/7/18	1.96	298,000,000	297,887,237
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $368,850,118)			368,830,931

Asset Backed Commercial Paper - 0.1%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)
9/4/18
(Cost $19,996,733)	1.96	20,000,000	19,995,640

U.S. Treasury Debt - 33.5%
U.S. Treasury Obligations - 33.5%
U.S. Treasury Bills
9/6/18 to 10/4/18
(Cost $6,064,297,949)	1.91 to 1.95	6,071,000,000	6,065,307,513

U.S. Government Agency Debt - 19.1%
Federal Agencies - 19.1%
Federal Home Loan Bank
9/4/18 to 10/3/18
(Cost $3,454,852,409)	1.90 to 1.94 (b)	3,458,127,000	3,455,312,918

Non-Negotiable Time Deposit - 15.4%
Time Deposits - 15.4%
Barclays Bank PLC
9/4/18	1.97	921,000,000	921,000,000
Credit Agricole CIB
9/4/18	1.91	290,000,000	290,000,000
9/4/18 to 9/7/18	2.03	221,000,000	220,999,281
ING Bank NV
9/6/18 to 9/7/18	1.96	415,000,000	414,998,458
Mizuho Corporate Bank Ltd.
9/5/18 to 9/7/18	1.96	434,000,000	433,998,532
Skandinaviska Enskilda Banken AB
9/4/18	1.91	507,000,000	507,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $2,788,000,000)			2,787,996,271

Other Instrument - 3.9%
Corporate Bonds - 3.9%
International Bank for Reconstruction & Development
9/13/18 to 9/14/18
(Cost $703,474,444)	2.16	704,000,000	703,639,552

U.S. Government Agency Repurchase Agreement - 3.3%
	Maturity Amount	Value
In a joint trading account at:
1.95% dated 8/31/18 due 9/4/18 (Collateralized by U.S. Government Obligations) #	$325,070,417	$325,000,000
1.95% dated 8/31/18 due 9/4/18 (Collateralized by U.S. Government Obligations) #	218,467,324	218,420,000
With Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.07%,(Collateralized by U.S. Government Obligations valued at $65,302,522, 0.00%, 12/1/29 - 7/1/48)	64,224,480	64,000,173
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $607,420,000)		607,420,173

U.S. Treasury Repurchase Agreement - 8.3%
With:
Barclays Bank PLC at:
1.94%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $75,496,285, 1.63%, 10/15/20 - 5/15/26)	74,015,951	74,000,000
1.95%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $759,044,484, 1.00% - 2.88%, 10/31/18 - 5/15/28)	744,161,200	744,000,000
Commerz Markets LLC at 1.99%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $206,298,354, 1.63% - 3.75%, 10/31/20 - 8/15/41)	202,044,664	201,999,980
Credit Suisse AG, New York at 1.95%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $155,073,619, 0.75% - 2.25%, 7/15/19 - 12/31/24)	152,032,933	152,000,000
MUFG Securities (Canada), Ltd. at 1.97%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Treasury Obligations valued at $49,991,001, 1.13% - 2.25%, 7/31/20 - 2/15/27)	49,010,726	49,000,000
SMBC Nikko Securities America, Inc. at 1.97%, dated 8/31/18 due 9/4/18 (Collateralized by U.S. Government Obligations valued at $285,523,783, 2.38% - 3.13%, 12/31/20 - 2/15/24)	280,061,289	280,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,501,000,000)		1,500,999,980
TOTAL INVESTMENT IN SECURITIES - 94.6%
(Cost $17,129,331,653)		17,130,946,245
NET OTHER ASSETS (LIABILITIES) - 5.4%		969,940,593
NET ASSETS - 100%		$18,100,886,838

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit, and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$325,000,000 due 9/04/18 at 1.95%
J.P. Morgan Securities, Inc.	$325,000,000
$325,000,000
$218,420,000 due 9/04/18 at 1.95%
J.P. Morgan Securities, Inc.	281,050
Wells Fargo Securities LLC	218,138,950
$218,420,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018